Revenue Recognition and Related Party Transactions Related Party Expenses (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 5,454	$ 0
Accounts receivable – affiliates	5,125	6,102
Accounts receivable - affiliates	5,125			$ 3,409
Management Service
Related Party Transaction [Line Items]
Accounts receivable – affiliates	600			900
Accounts receivable - affiliates	600	4,100
Advisory Agreement
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		20,301	26,232
Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		1,344	2,342
Advisory Agreement | Acquisition Expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		583	464
Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		15,573	19,239
Advisory Agreement | OP Unit Distribution
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		1,373	1,866
Advisory Agreement | Class B Distribution
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		1,409	1,576
Advisory Agreement | Disposition Fees
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		19	745
Property Manager
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		22,631	24,384
Property Manager | Property Management Fees
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		8,360	9,929
Property Manager | Leasing Commissions
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		6,670	7,701
Property Manager | Construction Management Fees
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		1,367	1,127
Property Manager | Other Fees and Reimbursements
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		6,234	$ 5,627
PECO III
Related Party Transaction [Line Items]
Accounts receivable – affiliates	4,500	$ 2,000
Contingent Advisor Payment Holdback	4,500
Accounts receivable - affiliates	4,500			$ 2,500
PECO III | Private Placement
Related Party Transaction [Line Items]
Organization and offering costs charged by Advisor and Sub-advisor	2,300
PECO III | Public Offering
Related Party Transaction [Line Items]
Organization and offering costs charged by Advisor and Sub-advisor	$ 2,200
PECO III | Contingent Advisor Payment
Related Party Transaction [Line Items]
Related party transaction, rate	2.15%